Amounts Due to Related Parties - Schedule of Amounts Due To Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. CHUN SUN WONG [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	$ 308	$ 586	$ 284
Mr. ZHUO WANG [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	827	836	838
Related Party [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Total	$ 1,135	$ 1,422	$ 1,122